Note 5 - Loans to Customers (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
	Loans to customers	Loans to customers	Loans to customers	Loans to customers
[US$ thousands] Statement of Financial Position as of December 31, 2018	not yet overdue	overdue 1-30 days	overdue 31-90 days	overdue >90 days	Total
Disbursed amounts	1,520	503	235	310	2,568
Accumulated interest revenue	247	223	276	400	1,146
Accumulated credit loss expense (1)	-	(91)	(99)	(337)	(528)
Accumulated partial repayments	(6)	(37)	(34)	(18)	(95)
Net loans to customers	1,762	598	378	355	3,092
	Loans to customers	Loans to customers	Loans to customers	Loans to customers
[US$ thousands] Statement of Financial Position as of December 31, 2019	not yet overdue	overdue 1-30 days	overdue 31-90 days	overdue >90 days	Total
Disbursed amounts	88,271	10,350	13,462	20,335	132,418
Accumulated interest revenue	5,101	2,017	3,390	6,830	17,338
Accumulated credit loss expense (1)	(4,754)	(8,629)	(15,950)	(24,969)	(54,302)
Accumulated partial repayments	(30)	(137)	(300)	(1,375)	(1,843)
Net loans to customers	88,588	3,601	602	325	93,115
[US$ thousands]	Year ended December 31,
Statement of Operations	2017	2018	2019
Origination fees and late interest	-	1,655	128,373
Other changes in fair value of loans to customers	-	(528)	(54,431)
Net change in fair value of loans to customers	-	1,127	74,071

Disclosure of activity in loans to customers [text block]
[US$ thousands]	Year-ended December 31,
Reconciliation of fair value measurement of loans to customers	2018	2019
As of January 1	-	3,092
Disbursements	9,728	856,883
Interest revenue	1,655	128,373
Other changes in fair value	(528)	(54,302)
Repayments	(8,840)	(840,003)
Other movements	1,077	(928)
As of December 31	3,092	93,115